Stock Based Compensation - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended										1 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2012 2008 Plan	Apr. 30, 2012 Special Shares	Apr. 30, 2011 Special Shares	Apr. 30, 2010 Special Shares	Apr. 30, 2012 Special Shares 2011 Plan	Apr. 30, 2012 Special Shares Two performance criteria had been met	Apr. 30, 2012 Time and Performance Based Stock Options	Dec. 30, 2011 Time and Performance Based Stock Options Unvested Options	Dec. 30, 2011 Time and Performance Based Stock Options Vested Options	Apr. 30, 2012 Time and Performance Based Stock Options 2011 Plan	Apr. 30, 2012 Time and Performance Based Stock Options Performance condition related to the Exit Event had occurred	Apr. 30, 2012 Performance Based Stock Options	Apr. 30, 2012 Performance Based Stock Options 2011 Plan	Apr. 30, 2012 Performance Based Stock Options Exit value being equal to or in excess of the initial investment by the Ordinary A shareholders	Apr. 30, 2012 Performance Based Stock Options Exit Event which results in an exit value being equal to or in excess of two times the initial investment by the Ordinary A shareholders	Apr. 30, 2012 Performance Based Stock Options Exit value equal to or exceeding two and a half times the initial investment by the Ordinary A shareholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of Ordinary B shares to be granted			137,100,000
Vesting period												4 years
Term of stock options			Ten years
Weighted average grant date fair value of options granted												$ 0.23					$ 0.21
Stock compensation expense	$ 334,000	$ 771,000	$ 735,000	$ 1,655,000	$ 4,017,000		$ 0				$ 2,400,000	$ 0				$ 10,400,000	$ 0	$ 0	$ 5,600,000	$ 10,800,000	$ 15,200,000
Number of shares alloted for future issuance							10,000,000
Exchanged options						(5,676,525)							3,784,350	1,892,175	5,676,525			170,000
Exercise price of exchange options						$ 1									$ 0.65			$ 0.6515
Incremental cost on exchange of options																		400,000
Unrecognized compensation expense for unvested options																		1,200,000
Unrecognized compensation expense recognized over vesting period																		4 years
Special A shares granted							0
Special A shares forfeited							36,000	172,000
Special A shares exchanged										170,000
Unvested Special A shares outstanding							318,000	524,000
Stock compensation expense			$ 800,000	$ 1,700,000	$ 4,000,000